Earnings/(Loss) Per Share - Schedule of Dilutive Securities Included in the Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles	0	0	3,020,345
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles	0	0	2,327,115
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles	0	0	0
Convertible Instruments
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles	0	0	693,230